Business Acquisitions - Additional Information (Details) $ in Thousands, shares in Millions			2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended
	Nov. 04, 2024 CAD ($)	May 08, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	May 08, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	Nov. 03, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	May 08, 2024 CAD ($) shares Store
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain							$ 0	$ 5,456
Lightbox
Disclosure Of Business Combinations [Line Items]
Cash consideration		$ 1,978		$ 1,978					$ 1,978
Cancellation of Debt		3,000		3,000					3,000
Transaction for consideration of approximately		$ 8,671		$ 8,671					$ 8,671
Issuance of common shares | shares		1.1		1.1					1.1
Issuance of common shares, value		$ 3,693		$ 3,693					$ 3,693
Revenue					$ 6,800
Net earnings (loss)					$ 100
Revenue increased amount				3,100
Net income (loss)				$ 200
Acquisition-related costs for business transaction		$ 700
Number of retail stores | Store									4
Indiva
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 385
Extinguishment of debt	20,700
Transaction for consideration of approximately	21,058
Revenue			$ 8,500
Net earnings (loss)			$ 1,700
Revenue increased amount						$ 35,100
Net income (loss)						$ 2,200
Acquisition-related costs for business transaction	$ 300
Bargain purchase gain								$ 5,460